CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash Flows from Operating Activities
Net income			$ 246,051	$ 291,650
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	$ 40,698	$ 35,380	80,726	69,243
Amortization of deferred drydocking and special survey costs	11,515	6,972	22,485	12,424
Amortization of assumed time charters			0	(4,534)
Amortization of finance costs			1,545	971
Gain on investments			(17,217)	(13,203)
Payments for drydocking and special survey costs deferred			(27,805)	(14,618)
Net gain on disposal of vessel		(7,094)		(7,094)
Equity loss on investments	333	97	565	206
Prior service cost and periodic cost			2,807	715
Stock based compensation			3,428	3,153
Amortization of deferred realized losses on interest rate swaps			1,796	1,806
(Increase)/Decrease in
Accounts receivable			(2,586)	(12,795)
Inventories			2,260	2,602
Prepaid expenses			(3,037)	47
Due from related parties			3,470	4,636
Other assets, current and non-current			8,832	13,922
Increase/(Decrease) in
Accounts payable			(5,444)	1,586
Accrued liabilities			(259)	4,181
Unearned revenue, current and long-term			(19,890)	(29,142)
Other liabilities, current and long-term			(1,088)	(18,189)
Net Cash provided by Operating Activities			296,639	307,567
Cash Flows from Investing Activities
Vessels additions and advances for vessels under construction			(107,021)	(341,855)
Net proceeds and insurance proceeds from disposal of vessel			1,681	10,639
Investments in affiliates/marketable securities			(30,270)
Net Cash used in Investing Activities			(135,610)	(331,216)
Cash Flows from Financing Activities
Proceeds from long-term debt			44,000	181,000
Payments of long-term debt			(18,220)	(13,750)
Dividends paid			(31,449)	(31,011)
Repurchase of common stock			(53,212)	(5,223)
Finance costs			(9,368)	(6,730)
Net Cash (used in)/ provided by Financing Activities			(68,249)	124,286
Net Increase in cash and cash equivalents			92,780	100,637
Cash and cash equivalents at beginning of period			453,384	271,809	$ 271,809
Cash and cash equivalents at end of period	$ 546,164	$ 372,446	546,164	372,446	$ 453,384
Supplemental information:
Cash paid for interest, net of amounts capitalized			$ 18,921	$ 5,322